SEMIANNUAL
                                     REPORT
                                 April 30, 1999

                                 WARBURG PINCUS
                              EMERGING GROWTH FUND
                                        o
                                 WARBURG PINCUS
                            SMALL COMPANY VALUE FUND
                                        o
                                 WARBURG PINCUS
                            SMALL COMPANY GROWTH FUND
                                        o
                                 WARBURG PINCUS
                            POST-VENTURE CAPITAL FUND


More complete information about the funds, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

                                     [LOGO]

From time to time, the funds' investment adviser and co-administrator may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

The views of the funds' management are as of the date of the letters, and portfolio holdings described in this document are as of April 30, 1999; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Warburg Pincus Emerging Growth Fund
Semiannual Investment Adviser's Report -- April 30, 1999
--------------------------------------------------------------------------------
                                                                   June 15, 1999

Dear Shareholder:

     For the six months ended April 30, 1999 Warburg Pincus Emerging Growth Fund had a gain of 14.19%, vs. gains of 25.74% and 25.76%, respectively, for the Russell 2000 Growth Index* and the Russell 2500 Growth Index.** The fund's one-year return through April 30, 1999 was -10.14%. Its five-year, 10-year and since-inception (on January 21, 1988) average annual total returns through April 30, 1999 were 15.97%, 14.33% and 15.72%, respectively.

     The reporting period was a volatile, yet ultimately positive, one for smaller-company and emerging-growth stocks. These issues were buoyed by several favorable developments, foremost a more-accommodative monetary policy (the Federal Reserve cut interest rates three times in the latter half of 1998), some better-than-expected economic reports and evidence that emerging markets were recovering from financial turmoil. All told, this encouraged investors to assume more short-term risk in pursuit of potentially higher long-term returns, to the benefit of emerging-growth stocks.

     Against this backdrop, the fund had a positive return, yet trailed its benchmark for the six months. The fund performed roughly in line with its benchmark through much of the period, but lagged in April, due largely to its avoidance of certain larger-cap Internet stocks that finished the period on a strong note. While this hampered the fund, we continued to view those stocks as expensive based on their long-term growth prospects.

     We made no material changes to the fund in terms of overall strategies during the period, remaining focused on well-financed, innovative companies with broad domestic customer bases (the last characteristic reflects our favorable view of the U.S. economy vs. most economies). We did make several noteworthy adjustments in terms of sector exposure, however. These included raising our weightings in the electronics and telecommunications & equipment sectors. We had relatively limited exposure to both entering the period, but took advantage of market volatility to add a number of stocks in these areas we judged to be attractive.

     Sector weightings we reduced during the period included the financial-services and business-services areas, reflecting profit-taking in certain stocks. We continued to see attractively priced stocks in those areas, however, particularly with respect to the latter group, a direct beneficiary of a strong institutional-outsourcing trend.

Warburg Pincus Emerging Growth Fund
Semiannual Investment Adviser's Report -- April 30, 1999 (cont'd)
--------------------------------------------------------------------------------

     Looking ahead, we remain optimistic regarding the longer-term prospects for smaller-company and emerging-growth stocks. Valuations on these stocks remain well below those on large-cap stocks, and the group stands to enjoy a brighter earnings picture, given the ongoing health of the U.S. economy (most small-cap companies are domestically oriented businesses, in contrast to large-cap companies, many of which derive a substantial portion of their revenues from overseas operations). Set within this environment, we will continue to strive to identify stocks that we deem to have the best long-term growth prospects.


Elizabeth B. Dater                         Stephen J. Lurito
Co-Portfolio Manager                       Co-Portfolio Manager

     Investing in small companies entails special risk considerations. These are detailed in the Prospectus, which should be read carefully before investing.


-------------
   * The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Russell 2000 Growth Index includes reinvestment of dividends, and is compiled by Frank Russell Company.

  ** The Russell 2500 Growth Index measures the performance of those companies in the Russell 2500 Index with higher price-to-book values and higher forecasted growth rates. The Russell 2500 Index is composed of the 2,500 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Russell 2500 Index represents approximately 22% of the total market capitalization of the Russell 3000 Index.

Warburg Pincus Small Company Value Fund
Semiannual Investment Adviser's Report -- April 30, 1999
--------------------------------------------------------------------------------

                                                                   June 15, 1999

Dear Shareholder:

     For the six months ended April 30, 1999, Warburg Pincus Small Company Value Fund had a return of -0.83%, vs. a return of 15.17% for the Russell 2000 Index.* The fund's one-year return through April 30, 1999 was -25.02%. Its since-inception (on December 29, 1995) average annual total return through April 30, 1999 was 13.07%.

     The reporting period was a difficult one for the fund's holdings and, more broadly, the underfollowed small-capitalization stocks targeted by the fund. While investors warmed to small caps collectively, as a result of three Federal Reserve interest-rate cuts late last year, they focused almost exclusively on the group's better-known growth stocks, especially its technology names. (The growth component of the Russell 2000 Index outperformed the value component by about 20 percentage points during the period.) This preference for growth stocks clearly hampered the fund (though small-cap value stocks did manage to finish the period on a bright note). Also weighing on the fund was weakness in certain areas, most specifically the financial area, which was hindered by growing fears that a strong economy would prompt the Federal Reserve to reverse course and raise short-term interest rates.

     The fund's disappointing performance for the six months notwithstanding, we believe that adherence to strict value disciplines stands to benefit investors over time. In this context, we made no material changes to the fund during the period in terms of broad strategies. We remained focused on underfollowed, undervalued stocks that we believe stand to receive wider market recognition over the longer term, due, e.g., to improving cash flows.

     With respect to sector allocation, we made few significant changes to the fund through the period, though we did make a number of adjustments. One was to increase our exposure to consumer stocks, broadly defined. We added several consumer-type stocks that we judged to represent good value against an improving economic backdrop.

     We also purchased several energy stocks, an area we largely avoided throughout 1998 due to our concerns regarding commodity prices. Our decision to add some energy exposure reflected our more-positive view of the industry's fundamentals (specifically, the stabilization of oil prices early this year and the prospects for production cuts by both OPEC and non-OPEC countries). Our focus here was on oil-services companies specializing in maintenance services (which tend to have more-stable cash flows compared to companies that focus on, for example, rig construction).

Warburg Pincus Small Company Value Fund
Semiannual Investment Adviser's Report -- April 30, 1999 (cont'd)
--------------------------------------------------------------------------------

     Looking ahead, we are optimistic regarding the longer-term prospects for small-cap stocks, both in absolute and relative terms. Notably, valuations on these stocks remain historically compelling compared to those on large-cap stocks. In addition, the earnings outlook for most of these companies appears likely to remain healthy, at minimum, supported by the strong economy. Set within this environment, we will continue to strive to identify underfollowed stocks we deem to have the best longer-term appreciation potential, focusing on factors such as price-to-book and price-to-cash flow ratios.

Kyle F. Frey
Portfolio Manager

     Investing in small companies entails special risk considerations. These are detailed in the Prospectus, which should be read carefully before investing.

----------------
   * The Russell 2000 Index is an unmanaged index (with no defined investment objective) of approximately 2,000 small-cap stocks, includes reinvestment of dividends, and is compiled by Frank Russell Company.

Warburg Pincus Small Company Growth Fund
Semiannual Investment Adviser's Report -- April 30, 1999
--------------------------------------------------------------------------------

                                                                   June 15, 1999

Dear Shareholder:

     For the six months ended April 30, 1999, Warburg Pincus Small Company Growth Fund had a gain of 22.95%, vs. a gain of 25.74% for the Russell 2000 Growth Index.* The fund's one-year return through April 30, 1999 was -3.73%. Its since-inception (on December 31, 1996) average annual total return through April 30, 1999 was 11.89%. Note: Effective March 31, 1999, Elizabeth B. Dater and Sammy Oh serve as Co-Portfolio Managers of the fund. Stephen J. Lurito, formerly Portfolio Manager, continues to serve as Co-Portfolio Manager.

Manager Commentary

     Small-cap stocks rallied during the six months, supported by a buoyant domestic economy, a series of Federal Reserve interest-rate cuts, and a perception that financial conditions abroad were improving. All told, this increased investors' willingness to assume more risk in pursuit of potentially higher longer-term rewards, to the benefit of small caps, in particular growth-oriented small caps.

     Against this backdrop, the fund had a solid return, both in absolute terms and compared to its benchmark. The fund's performance reflected investors' positive sentiment toward small-cap-growth stocks during the period as well as good showings from the fund's media and telecommunications holdings in particular.

     We made few material changes to the fund during the period with respect to overall strategies. We continued to emphasize companies offering productivity-enhancing products and services (including outsourcing services), as well as those standing to benefit from higher levels of discretionary income. In terms of sector/industry emphasis, our largest areas of concentration remained the technology, business-services, leisure & entertainment and communications areas. One sector weighting we lowered was financial services, reflecting profit-taking in specific issues.

     Looking ahead, we remain optimistic regarding the longer-term prospects for small-cap stocks, for several reasons. Foremost, despite the group's recent rally, valuations on small caps remain well below those on large-cap stocks. Buttressing these valuations is the potential for a brighter earnings picture, given the ongoing health of the U.S. economy (most small-cap companies are domestically oriented businesses, in contrast to large-cap companies, many

Warburg Pincus Small Company Growth Fund
Semiannual Investment Adviser's Report -- April 30, 1999 (cont'd)
--------------------------------------------------------------------------------

of which derive a substantial portion of their revenues from overseas operations). Set within this environment, we will continue to strive to identify stocks that we deem to have the best long-term growth prospects.

Stephen J. Lurito                          Elizabeth B. Dater
Co-Portfolio Manager                       Co-Portfolio Manager

Sammy Oh
Co-Portfolio Manager

     Investing in small companies entails special risk considerations. These are detailed in the Prospectus, which should be read carefully before investing.


-----------------

   * The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Russell 2000 Growth Index includes reinvestment of dividends, and is compiled by Frank Russell Company.

Warburg Pincus Post-Venture Capital Fund
Semiannual Investment Adviser's Report -- April 30, 1999
--------------------------------------------------------------------------------

                                                                   June 15, 1999

Dear Shareholder:

     For the six months ended April 30, 1999, Warburg Pincus Post-Venture Capital Fund had a gain of 22.11%, vs. gains of 25.74% for the Russell 2000 Growth Index,* 25.47% for the Russell 2500 Growth Index** and 33.62% for the NASDAQ Industrial Index.*** The fund's one-year total return through April 30, 1999 was -4.30%. Its since-inception (on September 29, 1995) average annual total return through April 30, 1999 was 20.70%. Note: Effective March 31, 1999, Stephen J. Lurito and Christopher M. Nawn no longer serve as the fund's Co-Portfolio Manager and Associate Co-Portfolio Manager, respectively. Robert S. Janis, formerly Associate Portfolio Manager, joins Elizabeth B. Dater as the fund's Co-Portfolio Manager.

Manager commentary

     The period was a positive one for the smaller-cap and aggressive-growth stocks targeted by the fund, buoyed by growing optimism regarding global financial markets and a related increase in investors' risk tolerance. The fund benefited from this relatively favorable backdrop, and good performances from the fund's technology, communications and media holdings in particular. One weak spot for the fund, in relative terms at least, was the financial area, which was hampered somewhat by fears of rising interest rates.

     We made no noteworthy changes to the fund during the period in terms of broad strategies, remaining focused on well-financed, well-managed companies offering breakthrough products and services. That said, we made several notable sector-weighting adjustments, foremost an increase in our exposure to the communications & media and telecommunications & equipment sectors. This largely reflected our desire to further extend our already-significant Internet theme.

     Other notable sector weightings continued to include financial services, where we maintained a mix of asset-management and insurance companies; computers, where we remained biased toward domestically oriented software companies; and business services. We lowered our weighting in the last area, however, reflecting profit-taking in certain stocks as well as our desire to take advantage of opportunities we saw developing elsewhere.

     Going forward, we remain positive on the collective prospects for stocks of post-venture-capital companies. (We define a post-venture capital company as one that has received venture-capital financing either during the early stages of the company's existence or the development of a new product or service, or as part of a restructuring or recapitalization. The investment of

Warburg Pincus Post-Venture Capital Fund
Semiannual Investment Adviser's Report -- April 30, 1999 (cont'd)
--------------------------------------------------------------------------------

venture-capital financing, distribution of securities to venture-capital investors or initial public offering, whichever is later, will have been made within 10 years of the fund's investment.) As ever, we will continue to devote our efforts to identifying those companies we deem to have best long-term prospects.

Elizabeth B. Dater                         Robert S. Janis
Co-Portfolio Manager                       Co-Portfolio Manager

     Because of the nature of the fund's holdings and certain strategies it may use, an investment in the fund involves certain risks and may not be appropriate for all investors. The Prospectus contains more complete information on the special risk considerations associated with post-venture-capital investments. It should be read carefully before investing.


--------------
   * The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Russell 2000 Growth Index includes reinvestment of dividends, and is compiled by Frank Russell Company.

  ** The Russell 2500 Growth Index measures the performance of those companies in the Russell 2500 Index with higher price-to-book values and higher forecasted growth rates. The Russell 2500 Index is composed of the 2,500 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Russell 2500 Index represents approximately 22% of the total market capitalization of the Russell 3000 Index.

 *** The NASDAQ Industrial Index measures the stock price performance of more than 3,000 industrial issues included in the NASDAQ OTC Composite Index. The NASDAQ OTC Composite Index represents 4,500 stocks traded over the counter.

Warburg Pincus Emerging Growth Fund
Statement of Net Assets--April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                   Number of
                                                    Shares             Value
                                                   ---------           -----
COMMON STOCK (93.1%)
Aerospace & Defense (1.4%)
 Gulfstream Aerospace Corp.+                         528,000        $ 25,740,000
                                                                    ------------
Banks & Savings & Loans (1.1%)
 Peoples Heritage Financial
 Group, Inc.                                       1,043,800          20,223,625
                                                                    ------------
Business Services (11.4%)
 BISYS Group, Inc.+                                  442,100          22,436,575
 Career Blazers, Inc. Private
 Placement+#                                          91,000             204,750
 Catalina Marketing Corp.                            271,000          23,153,562
 CB Richard Ellis
 Services, Inc.+                                   1,146,500          23,073,312
 CSG Systems
 International, Inc.+                                517,700          19,996,162
 Fiserv, Inc.+                                       318,300          18,640,444
 Harte-Hanks
 Communications, Inc. 551,000                     13,912,750
 New York Restaurant
 Group, Inc.+#                                       336,786           3,249,985
 Nielsen Media Research, Inc.                        595,000          16,288,125
 On Assignment, Inc.+                                745,400          22,594,937
 Preview Travel, Inc.+                               390,500          10,153,000
 QRS Corp.+                                          654,267          35,984,685
                                                                    ------------
                                                                     209,688,287
                                                                    ------------
Communications & Media (10.1%)
 Abovenet Communications,
 Inc+                                                 80,000           6,850,000
 Adelphia Communications
 Corp. Class A+                                      369,500          25,218,375
 Central European Media
 Enterprises, Ltd. Class A+                        1,379,453          11,294,271
 Earthlink Network, Inc. +                           212,800          14,669,900
 Heftel Broadcasting Corp.+                          406,700          22,114,312
 Infoseek Corp.+                                     390,000          19,914,375
 Network Event Theater, Inc+#                        761,905          11,190,480
 Network Event Theater, Inc.+#                       888,889           4,000,000
 Outdoor Systems, Inc.+                            1,427,288          35,949,804
 TCA Cable Television, Inc.                          704,800          35,107,850
                                                                    ------------
                                                                     186,309,367
                                                                    ------------
Computers (12.8%)
 Citrix Systems, Inc.+                             1,795,300          76,300,250
 Comdisco,Inc                                        910,300          23,952,269
 Critical Path, Inc.+                                 92,400           9,193,800
 Excalibur Technologies Corp.+                       200,000           3,100,000
 Excalibur Technologies
 Corp.+#                                             200,000           2,000,000
 National Instruments Corp.+                         644,917          21,927,178


                                                   Number of
                                                    Shares             Value
                                                   ---------           -----

COMMON STOCK (cont'd)
Computers (cont'd)
 Network Appliance, Inc.                             201,200        $ 10,122,875
 Safeguard Scientific, Inc.+                         170,500          13,810,500
 Siebel Systems,  Inc.+                              442,400          17,004,750
 Transactions Systems
 Architects, Inc. Class A+                         1,323,500          42,931,031
 Verisign, Inc+                                      119,500          13,742,500
 Visual Networks, Inc.+                               15,000             420,937
                                                                    ------------
                                                                     234,506,090
                                                                    ------------
Consumer Non-Durables (0.9%)
 Central Garden & Pet Co.+                         1,167,600          16,346,400
                                                                    ------------
Consumer Services (2.7%)
 DeVRY, Inc.+                                      1,221,896          32,227,507
 ITT Educational Services, Inc.+                     723,950          17,782,022
                                                                    ------------
                                                                      50,009,529
                                                                    ------------
Electronics (12.3%)
 Avant! Corp.+                                       997,900          13,471,650
 Burr-Brown Corp.+                                   865,397          22,933,020
 Cognex Corp.+                                       628,600          18,229,400
 Conexant Systems, Inc.+                             355,000          14,466,250
 General Instrument Corp. +                          424,900          15,508,850
 Lattice Semiconductor Corp.+                         63,900           2,611,912
 LSI Logic Corp.+                                    500,400          17,013,600
 Maxim Integrated Products,
 Inc.+                                               566,700          31,735,200
 Novellus Systems, Inc.+                             156,100           7,375,725
 Synopsys, Inc.+                                     303,100          14,283,587
 Uniphase Corp.+                                     333,600          40,490,700
 Vitesse Semiconductor Corp.+                        585,200          27,102,075
                                                                    ------------
                                                                     225,221,969
                                                                    ------------
Energy (0.0%)
 Chaparral Resources, Inc.+#                          13,889             215,278
                                                                    ------------
Financial Services (3.4%)
 Ambac Financial Group, Inc.                         500,400          30,211,650
 Reinsurance Group of
 America, Inc.                                     1,070,150          32,372,037
                                                                    ------------
                                                                      62,583,687
                                                                    ------------
Food, Beverages & Tobacco (0.2%)
 Ben & Jerry's Homemade, Inc.
 Class A+                                            146,800           4,266,375
                                                                    ------------
Healthcare (4.5%)
 Alternative Living Services,
 Inc.+                                               660,100          14,687,225
 Concentra Managed Care,
 Inc.                                              1,422,400          19,291,300

                See Accompanying Notes to Financial Statements.

Warburg Pincus Emerging Growth Fund
Statement of Net Assets (cont'd)--April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                   Number of
                                                    Shares             Value
                                                   ---------           -----
COMMON STOCK (cont'd)
Healthcare (cont'd)
 Focal, Inc.+                                        899,570        $  7,758,791
 Schein (Henry), Inc.+                               773,400          20,253,412
 Sunrise Assisted Living, Inc.+                      504,200          20,168,000
                                                                    ------------
                                                                      82,158,728
                                                                    ------------
Industrial Manufacturing
& Processing (0.8%)
 Electronics for Imaging, Inc.+                      298,100          14,103,856
                                                                    ------------
Leisure & Entertainment (7.7%)
 Coach USA, Inc.+                                    743,900          17,667,625
 Electronic Arts, Inc.                               458,600          23,302,613
 Fairfield Communities, Inc.+                      1,485,200          19,121,950
 Family Golf Centers, Inc.+                          201,300           1,446,844
 Premier Parks, Inc.+                                998,100          34,496,831
 Sunterra Corp.+                                   1,928,600          20,732,450
 Vistana, Inc.+                                    1,672,400          24,876,950
                                                                    ------------
                                                                     141,645,263
                                                                    ------------
Lodging & Restaurants (1.9%)
 Extended Stay America, Inc.+                      1,175,500          12,342,750
 Promus Hotel Corp.+                                 601,200          21,643,200
                                                                    ------------
                                                                      33,985,950
                                                                    ------------
Oil Services (2.9%)
 Nabors Industries, Inc.+                          1,175,000          24,160,938
 Petroleum Geo-Services
 ADR+                                              1,742,038          29,179,137
                                                                    ------------
                                                                      53,340,075
                                                                    ------------
Pharmaceuticals (1.1%)
 Teva Pharmaceutical Industries,
 Ltd. PLC ADR                                        436,500          19,969,875
                                                                    ------------
Publishing (2.7%)
 Reader's Digest Assn., Inc.
 Class A                                             119,100           4,235,494
 Scholastic Corporation+                             514,900          24,345,116
 Wiley (John) & Sons, Inc.
 Class A                                             536,600          21,698,763
                                                                    ------------
                                                                      50,279,373
                                                                    ------------
Real Estate (0.2%)
 Indymac Mortgage
 Holdings, Inc.                                      174,200           2,874,300
                                                                    ------------
Retail (6.4%)
 BJ's Wholesale Club, Inc.                           662,300          17,592,344
 Insight Enterprises, Inc.                           611,600          16,513,200
 Payless ShoeSource, Inc.+                           487,100          23,593,906
 PETsMART, Inc.+                                   2,974,800          27,702,825



                                                   Number of
                                                    Shares             Value
                                                   ---------           -----
COMMON STOCK (cont'd)
Retail (cont'd)
 Ross Stores, Inc.                                   352,900      $   16,211,344
 Williams-Sonoma, Inc.+                              552,400          16,019,600
                                                                  --------------
                                                                     117,633,219
                                                                  --------------
Telecommunications & Equipment (7.7%)
 Concentric Networking Corp.+                        182,100          15,205,350
 Corecomm Ltd.+                                       63,900           2,979,338
 Exodus Communications, Inc.+                        193,400          17,430,175
 FORE Systems, Inc+                                  795,500          26,848,125
 Gilat Satellite Networks+                           340,300          17,695,600
 McLeodUSA, Inc.+                                    217,500          12,193,594
 RCN Corp.+                                          421,700          20,505,163
 Scientific Atlanta, Inc.                            345,700          10,975,975
 Western Wireless Corp.
 Class A                                             436,200          17,911,463
                                                                  --------------
                                                                     141,744,783
                                                                  --------------
Transportation (0.9%)
 Mark VII, Inc.+                                   1,119,538          15,953,417
                                                                  --------------
TOTAL COMMON STOCK
(Cost $1,326,303,837)                                              1,708,799,446
                                                                  --------------
PREFERRED STOCK (0.5%)
Consumer Services (0.1%)
 Opal Concepts, Inc. Series B#                       792,603           2,000,000
                                                                  --------------
Healthcare (0.1%)
 Women First Healthcare,
 Inc.+#                                              150,000           1,500,000
                                                                  --------------
Transportation (0.3%)
 Dealer Solutions
 Holdings, Inc.+#                                  2,222,222           5,000,000
                                                                  --------------
TOTAL PREFERRED STOCK
(Cost $8,499,999)                                                      8,500,000
                                                                  --------------
                                                     Par
                                                    -----
BONDS (0.4%)
 Comptek Research, Inc. 8.5%
 Convertible Debenture Due
 04/01/04#                                    $    7,000,000           7,000,000
 Women First Healthcare 9%
 Promissory Note Due
 03/01/00#                                           680,000             680,000
                                                                  --------------
TOTAL BONDS
(Cost $7,680,000)                                                      7,680,000
                                                                  --------------


                See Accompanying Notes to Financial Statements.

Warburg Pincus Emerging Growth Fund
Statement of Net Assets (cont'd)--April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                     Par             Value
                                                     ---             -----

WARRANTS (0.0%)
 Dealer Solutions Holdings,
 Inc. Warrants#                               $      431,111     $            0
 Women First Healthcare
 Warrants#                                             5,516                  0
                                                                 --------------
TOTAL WARRANTS
(Cost $0)                                                  0                  0
                                                                 --------------
SHORT-TERM INVESTMENTS (5.6%)
 Institutional Money Market
 Trust                                            14,210,719         14,210,719
 RBB Money Market Fund                            87,998,488         87,998,488
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $102,209,207)                                                 102,209,207
                                                                 --------------
TOTAL INVESTMENTS AT VALUE (99.5%)
(Cost $1,444,693,043*)                                            1,827,188,653
                                                                 --------------
OTHER ASSETS IN EXCESS
OF LIABILITIES (0.5%)                                                 9,592,328
                                                                 --------------
NET ASSETS (100%) (applicable to
40,435,068 Common Class shares and
7,589,427 Advisor Class shares)                                  $1,836,780,981
                                                                 ==============

NET ASSET VALUE, offering and
redemption price per Common Class
shares ($1,555,696,693 divided
by 40,435,068)                                                   $        38.47
                                                                 ==============
NET ASSET VALUE, offering and
redemption price per Advisor Class shares
($281,084,288 divided by 7,589,427)                              $        37.04
                                                                 ==============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
--------------------------------------------------------------------------------
+  Non-income producing security.
#  Restricted security.
*  Cost for federal income tax purposes is $1,445,408,834.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Small Company Value Fund
Statement of Net Assets--April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                   Number of
                                                    Shares             Value
                                                   ---------           -----
COMMON STOCK (95.0%)
Aerospace & Defense (3.3%)
 REMEC, Inc.+                                           22,300        $  288,506
 Tristar Aerospace Co.+                                100,700         1,069,937
                                                                      ----------
                                                                       1,358,443
                                                                      ----------
Banks & Savings & Loans (6.9%)
 Century Bancorp, Inc. Class A                          56,700         1,013,512
 Imperial Bancorp                                       32,700           629,475
 Prosperity Bancshares, Inc.+                           42,350           555,844
 Quaker City Bancorp, Inc.+                             14,421           225,328
 Texas Regional Bancshares, Inc.                        13,818           395,972
                                                                      ----------
                                                                       2,820,131
                                                                      ----------
Building & Building Materials (6.3%)
 Cavalier Homes, Inc.                                   20,592           194,337
 Elcor Corp.                                            15,400           594,825
 Juno Lighting, Inc.                                    43,274           984,483
 Walter Industries, Inc.+                               70,500           801,937
                                                                      ----------
                                                                       2,575,582
                                                                      ----------
Business Services (2.8%)
 Graco, Inc.                                            21,000           661,500
 Interim Services, Inc.+                                28,500           495,188
                                                                      ----------
                                                                       1,156,688
                                                                      ----------
Capital Equipment (2.9%)
 Applied Power, Inc. Class A                            38,200         1,205,688
                                                                      ----------
Chemicals (1.6%)
 Ferro Corp.                                            23,300           645,119
                                                                      ----------
Conglomerates (4.3%)
 Gaylord Containers Corp.,
 Class A+                                              142,351         1,192,190
 Watts Industries, Inc. Class A                         37,461           575,963
                                                                      ----------
                                                                       1,768,153
                                                                      ----------
Consumer Durables (10.7%)
 Harman International
 Industries, Inc.                                       26,800         1,231,125
 Heilig-Meyers Co.                                     188,479         1,107,314
 La-Z-Boy, Inc.                                         25,986           511,599
 Sturm, Ruger & Co., Inc.                               53,900           572,688
 Superior Industries
 International, Inc.                                    38,077           951,925
                                                                      ----------
                                                                       4,374,651
                                                                      ----------
Consumer Non-Durables (8.5%)
 Central Garden & Pet Co.+                              57,168           800,352
 Home Products International,
 Inc.+                                                  65,610           565,886
 Nautica Enterprises, Inc.                              13,100           177,669


                                                   Number of
                                                    Shares             Value
                                                   ---------           -----

COMMON STOCK  (cont'd)
Consumer Non-Durables (cont'd)
 Nine West Group, Inc.+                                  6,100        $  173,850
 Timberland Co. (The), Class  A+                         8,700           602,475
 Westpoint Stevens, Inc.+                               33,500         1,147,375
                                                                      ----------
                                                                       3,467,607
                                                                      ----------
Electronics (1.5%)
 Avant! Corp.+                                          29,100           392,850
 Burr-Brown Corp.+                                       8,000           212,000
                                                                      ----------
                                                                         604,850
                                                                      ----------
Financial Services (12.2%)
 Amerin Corp.+                                          43,100         1,010,156
 Commerce Group, Inc.                                   20,400           464,100
 HCC Insurance Holdings, Inc.                           43,825           925,803
 National Western Life Insurance
 Co. Class A+                                           11,700         1,161,225
 StanCorp Financial Group, Inc.+                        19,000           457,188
 Terra Nova (Bermuda)
 Holdings, Ltd.                                         18,185           408,026
 Webster Financial Corp.                                18,300           562,725
                                                                      ----------
                                                                       4,989,223
                                                                      ----------
Healthcare (3.5%)
 Foundation Health Systems, Inc.
 Class A+                                               23,900           330,119
 Morrison Health Care, Inc.                             30,200           566,250
 Total Renal Care Holdings, Inc.+                       37,200           516,150
                                                                      ----------
                                                                       1,412,519
                                                                      ----------
Leisure & Entertainment (2.9%)
 SCP Pool Corp.+                                        63,513         1,167,051
                                                                      ----------
Lodging & Restaurants (1.4%)
 Ryan's Family Steak
 Houses, Inc.+                                          46,418           574,423
                                                                      ----------
Metals & Mining (1.7%)
 Ryerson Tull, Inc.                                     29,793           675,929
                                                                      ----------
Oil Services (4.8%)
 Evergreen Resources, Inc.+                             18,500           420,875
 Global Industries, Ltd.+                               68,900           848,331
 Varco International, Inc.+                             61,652           697,438
                                                                      ----------
                                                                       1,966,644
                                                                      ----------
Paper & Forest Products (4.6%)
 Caraustar Industries, Inc.                             28,730           732,615
 Wausau-Mosinee Paper Corp.                             68,880         1,136,520
                                                                      ----------
                                                                       1,869,135
                                                                      ----------
Real Estate (2.2%)
 Western Water Co.+                                    239,300           897,375
                                                                      ----------

                See Accompanying Notes to Financial Statements.

Warburg Pincus Small Company Value Fund
Statement of Net Assets (cont'd)--April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                   Number of
                                                    Shares             Value
                                                   ---------           -----
COMMON STOCK  (cont'd)
Retail (2.1%)
 Finish Line, Inc.+                                 26,900           $   405,181
 Ross Stores, Inc.                                  10,100               463,969
                                                                     -----------
                                                                         869,150
                                                                     -----------
Transportation (5.3%)
 Coach USA, Inc.+                                   23,500               558,125
 Landstar Systems, Inc.+                            29,419             1,145,502
 M.S. Carriers, Inc.+                               14,500               462,188
                                                                     -----------
                                                                       2,165,815
                                                                     -----------
Utilities-Electric (5.5%)
 Commonwealth Energy System                         23,800               965,388
 Idacorp, Inc.                                      29,142               917,973
 UniSource Energy Corp.+                            35,600               384,925
                                                                     -----------
                                                                       2,268,286
                                                                     -----------
TOTAL COMMON STOCK
(Cost $35,722,047)                                                    38,832,462
                                                                     -----------
                                                    Par
                                                    ---
CONVERTIBLE BONDS (0.4%)
Electronics (0.4%)
 Ea Industries, Inc. Series A
 Convertible Notes 6.00%,
 4/30/99 (NR,NR)(1)+
    (Cost $1,500,000)
                                               $ 1,500,000               150,000
                                                                     -----------
SHORT TERM INVESTMENTS (0.0%)
 RBB Money Market Fund
 (Cost $464)                                           464                   464
                                                                     -----------
WARRANTS (0.0%)
 Ea Industries, Inc. Six Month
 Warrants (Exercisable for
 purchase of 75,000 Common
 Shares.)(1) (Cost $110,437)                             1                     0
                                                                     -----------


                                                                        Value
                                                                        -----
TOTAL INVESTMENTS AT VALUE (95.4%)
(Cost $37,332,949**)                                                 $39,982,926
                                                                     -----------
OTHER ASSETS IN EXCESS
OF LIABILITIES (4.6%)                                                  1,905,326
                                                                     -----------
NET ASSETS (100%) (applicable to
3,172,288 Common Class shares
and 4,080 Advisor Class shares)                                      $40,888,252
                                                                     ===========
NET ASSET VALUE, offering and
redemption price per Common Class shares
($40,836,136 divided by 3,172,288)                                   $     12.87
                                                                     ===========
NET ASSET VALUE, offering and
redemption price per Advisor Class shares
($52,116 divided by 4,080)                                           $     12.77
                                                                     ===========

                            INVESTMENT ABBREVIATIONS
                                 NR = Not Rated
--------------------------------------------------------------------------------
+  Non-income producing security.
*  Restricted security.
1  Illiquid security.
+ Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
** Cost for federal income tax purposes is $37,349,161.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Small Company Growth Fund
Statement of Net Assets--April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


                                                   Number of
                                                    Shares             Value
                                                   ---------           -----
COMMON STOCK (90.1%)
Aerospace & Defense (1.1%)
 Tristar Aerospace Co.+                                  6,300          $ 66,937
                                                                        --------
Building & Building Materials (1.0%)
 American Woodmark Corp.                                 1,600            61,600
                                                                        --------
Business Services (8.2%)
 Acxiom Corp.                                            2,800            70,700
 Getty Images, Inc.+                                     3,800            98,800
 INSpire Insurance Solutions, Inc.+                      5,300           115,275
 Kroll-O'Gara Co. +                                      2,800            67,025
 Market Guide, Inc.+                                     3,100            56,575
 QRS Corp.+                                              1,500            82,500
                                                                        --------
                                                                         490,875
                                                                        --------
Communications & Media (10.3%)
 Central European Media
 Enterprises, Ltd. Class A+                              3,800            31,112
 Digital River, Inc.                                     1,100            42,487
 Entercom Communications Corp.                           1,600            59,400
 Granite Broadcasting Corp.+                             7,600            57,475
 Heftel Broadcasting Corp.+                              1,900           103,312
 Infospace.Com, Inc.                                       500            71,656
 Metro Networks, Inc.+                                   1,300            58,500
 Mpath Interactive, Inc.+                                1,800            70,875
 Network Event Theater, Inc.                             6,600            96,937
 Xoom.com, Inc.                                            400            28,000
                                                                        --------
                                                                         619,754
                                                                        --------
Computers (12.9%)
 Business Objects S.A. ADR+                              2,600            60,937
 Concord Communications, Inc.                              400            17,900
 Emulex Corp.                                            1,500            66,187
 Excalibur Technologies Corp.+                           2,900            44,950
 Exodus Communications, Inc.                               600            54,075
 Harmonic Lightwaves, Inc.                               1,200            54,750
 Legato Systems, Inc.                                      800            32,350
 Mercury Interactive Corp.+                              1,600            45,100
 Micrografx, Inc.+                                       3,000            24,187
 Radiant Systems, Inc.+                                 16,200           184,275
 Remedy Corp.+                                           2,800            49,000
 Safeguard Scientific, Inc.                                300            24,300
 Transactions Systems Architects,
 Inc. Class A+                                           1,800            58,387
 Verticalnet, Inc.                                         500            56,750
                                                                        --------
                                                                         773,148
                                                                        --------
Consumer Non-Durables (0.8%)
 Central Garden & Pet Co.+                               3,400            47,600
                                                                        --------

                                                   Number of
                                                    Shares             Value
                                                   ---------           -----
COMMON STOCK (cont'd)
Consumer Services (1.9%)
 DeVRY, Inc.+                                            1,800          $ 47,475
 ITT Educational Services, Inc.+                           600            14,737
 Strayer Education, Inc.                                 1,500            51,938
                                                                        --------
                                                                         114,150
                                                                        --------
Electronics (13.1%)
 ATMI Inc.+                                              2,100            48,300
 Avant! Corp.+                                           3,099            41,837
 Burr-Brown Corp.+                                       2,600            68,900
 Cerprobe Corp.+                                         3,100            34,875
 Concentric Networking Corp.                             1,300           108,550
 DII Group, Inc.                                         1,500            46,500
 Etec Systems, Inc.+                                     2,100            64,838
 Novellus Systems, Inc.                                  2,400           113,400
 Pairgain Technologies, Inc.                             7,800            99,938
 Peregrine Systems, Inc.                                 1,900            42,750
 Photronics, Inc.                                        3,100            74,206
 TranSwitch Corp.                                        1,000            44,000
                                                                        --------
                                                                         788,094
                                                                        --------
Energy (0.8%)
 Stone Energy Corp.+                                     1,500            50,906
                                                                        --------
Environmental Services (1.0%)
 Casella Waste Systems, Inc.+                            2,300            57,500
                                                                        --------
Financial Services (0.6%)
 Reinsurance Group of
 America, Inc.+                                          1,200            36,300
                                                                        --------
Food, Beverages & Tobacco (3.4%)
 Ben & Jerry's Homemade,
 Inc. Class A                                            3,200            93,000
 Foodmaker, Inc.                                         2,100            50,663
 NPC International, Inc.                                 3,400            61,200
                                                                        --------
                                                                         204,863
                                                                        --------
Healthcare (7.6%)
 Advance Paradigm, Inc.+                                 1,700            89,250
 Hanger Orthopedic Group, Inc.+                          4,000            58,500
 Mid Atlantic Medical Services, Inc.+                    3,400            31,025
 Minimed, Inc.+                                          1,600           100,000
 Renal Care Group, Inc.+                                 2,700            56,363
 Sunrise Assisted Living, Inc.+                          1,400            56,000
 VWR Corp.+                                              2,500            64,063
                                                                        --------
                                                                         455,201
                                                                        --------
Industrial Manufacturing & Processing (1.2%)
 Advanced Energy Industries, Inc.                        2,600            71,988
                                                                        --------

                See Accompanying Notes to Financial Statements.

Warburg Pincus Small Company Growth Fund
Statement of Net Assets (cont'd)--April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


                                                   Number of
                                                    Shares             Value
                                                   ---------           -----

COMMON STOCK (cont'd)
Leisure & Entertainment (8.9%)
 American Classic Voyages Co.                            3,100         $ 55,413
 Championship Auto Racing
 Teams, Inc. +                                           2,100           64,706
 Coach USA, Inc.+                                        2,000           47,500
 Fairfield Communities, Inc.+                           12,400          159,650
 Premier Parks, Inc.+                                    2,400           82,950
 Sunterra Corp.                                          4,800           51,600
 Vistana, Inc.+                                          4,700           69,913
                                                                       --------
                                                                        531,732
                                                                       --------
Miscellaneous (1.0%)
 MedQuist, Inc.+                                         1,700           58,225
                                                                       --------
Oil Services (4.0%)
 BJ Services Co.                                         3,200           85,600
 Cooper Cameron Corp.+                                     800           30,900
 Petroleum Geo - Services ADR+                           3,900           65,325
 Smith International, Inc.+                              1,300           58,338
                                                                       --------
                                                                        240,163
                                                                       --------
 Pharmaceuticals (4.4%)
 Accredo Health, Inc.                                    2,900           64,163
 ChiRex, Inc. +                                          2,600           67,600
 Sepracor Inc.+                                            800           67,600
 Serologicals Corp.+                                     2,850           21,375
 Telebanc Financial Corp.                                  400           41,450
                                                                       --------
                                                                        262,188
                                                                       --------
Retail (1.9%)
 99 Cents Only Stores +                                    825           38,878
 ONSALE, Inc.                                            1,400           35,525
 Value America, Inc.                                     1,000           39,438
                                                                       --------
                                                                        113,841
                                                                       --------



                                                   Number of
                                                    Shares             Value
                                                   ---------           -----


COMMON STOCK (cont'd)
Telecommunications & Equipment (5.0%)
 Gilat Satellite Networks+                              1,400        $   72,800
 Omnipoint Corp.                                        1,500            26,625
 Powerwave Technologies, Inc.                           2,000            60,750
 Stanford Communications, Inc.                          3,300            59,400
 Viatel, Inc.                                           1,700            78,200
                                                                     ----------
                                                                        297,775
                                                                     ----------
Transportation (1.0%)
 Varlen Corp.                                           2,200            61,600
                                                                     ----------

TOTAL COMMON STOCK
(Cost $4,681,209)                                                     5,404,440
                                                                     ----------
SHORT-TERM INVESTMENTS (10.1%)
 Institutional Money Market Trust                     319,523           319,523
 Institutional Money Market Trust                     286,740           286,740
                                                                     ----------
TOTAL SHORT TERM INVESTMENTS
(Cost $606,263)                                                         606,263
                                                                     ----------
TOTAL INVESTMENTS AT VALUE
(100.2%)(Cost $5,287,472*)                                            6,010,703
                                                                     ----------
LIABILITIES IN EXCESS OF
OTHER ASSETS (0.2%)                                                     (13,090)
                                                                     ----------
NET ASSETS (100.0%) (applicable to
464,229 Common Class shares)                                          5,997,613
                                                                     ==========
NET ASSET VALUE, offering and
redeemption price per Common Class shares
($5,997,613 divided by 464,229)                                      $    12.92
                                                                     ==========


                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

--------------------------------------------------------------------------------
+  Non-income producing security.
*  Cost for federal income tax purposes is $5,306,120.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Post-Venture Capital Fund
Statement of Net Assets--April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                   Number of
                                                    Shares             Value
                                                   ---------           -----

COMMON STOCK (94.2%)
Aerospace & Defense (1.3%)
 Orbital Sciences Corp.+                               37,200         $  783,525
                                                                      ----------
Business Services (10.3%)
 BISYS Group, Inc.+                                    17,200            872,900
 Career Blazers, Inc.+#                                 4,000              9,000
 CSG Systems International,
 Inc.+                                                 21,800            842,025
 Lason Holdings, Inc.+                                 18,000            712,125
 New York Restaurant Group,
 Inc.+#                                                77,720            749,998
 On Assignment, Inc.+                                  20,100            609,281
 Pharmaceutical Product
 Development, Inc.+                                    30,600            891,225
 QRS Corp.+                                            16,300            896,500
 Saatchi & Saatchi PLC ADR                             30,700            590,975
                                                                      ----------
                                                                       6,174,029
                                                                      ----------
Communications & Media (15.8%)
 America Online, Inc.+                                  8,000          1,142,000
 At Home Corp. Series A+                                8,800          1,266,650
 Central European Media
 Enterprises, Ltd. Class A+                            60,600            496,162
 Chancellor Media Corp.
 Class A+                                              14,000            768,250
 Heftel Broadcasting Corp.+                            30,900          1,680,187
 Infoseek Corp.+                                        8,100            413,606
 Outdoor Systems, Inc.+                                35,075            883,452
 USA Networks, Inc.+                                   36,600          1,367,925
 Yahoo! Inc.+                                           8,400          1,467,375
                                                                      ----------
                                                                       9,485,607
                                                                      ----------
Computers (10.5%)
 Citrix Systems, Inc.+                                 16,900            718,250
 Concord Communications,
 Inc.+                                                 14,500            648,875
 Exodus Communications,
 Inc.+                                                 14,400          1,297,800
 Intuit, Inc.+                                          9,000            775,125
 Micrografx, Inc.+                                     37,500            302,344
 Novell, Inc.+                                         31,200            694,200
 Transactions Systems
 Architects, Inc. Class A+                             17,900            580,631
 Verisign, Inc+                                         4,500            517,500
 Women.com Networks+#                                 227,964            750,002
                                                                      ----------
                                                                       6,284,727
                                                                      ----------
Consumer Non-Durables (1.4%)
 Dial Corp.                                            25,200            856,800
                                                                      ----------
Consumer Services (2.1%)
 DeVRY, Inc.+                                          48,300          1,273,912
                                                                      ----------


                                                   Number of
                                                    Shares             Value
                                                   ---------           -----

COMMON STOCK (cont'd)
Electronics (10.5%)
 KLA-Tencor Corp.+                                     12,100         $  600,462
 Maxim Integrated Products,
 Inc.+                                                 28,300          1,584,800
 Solectron Corp.+                                      11,100            538,350
 Electronics (cont'd)
 Uniphase Corp.+                                       12,800          1,553,600
 Vitesse Semiconductor Corp.+                          27,400          1,268,962
 Xilinx, Inc.+                                         17,200            784,750
                                                                      ----------
                                                                       6,330,924
                                                                      ----------
Energy (0.1%)
 Chaparral Resources, Inc.+#                            5,556             86,111
                                                                      ----------
Financial Services (6.8%)
 Amvescap PLC ADR                                      18,560          1,012,680
 E*Trade Group, Inc.+                                   9,400          1,085,700
 Nationwide Financial Services,
 Inc.                                                  23,800          1,103,725
 Reinsurance Group of America,
 Inc.                                                  30,000            907,500
                                                                      ----------
                                                                       4,109,605
                                                                      ----------
Food, Beverages & Tobacco (1.7%)
 Ben & Jerry's Homemade, Inc.
 Class A+                                              34,400            999,750
                                                                      ----------
Foreign Currency (0.0%)
 UK Sterling                                                6                  9
                                                                      ----------
Healthcare (2.0%)
 AmeriSource Health Corp.
 Class A+                                              21,400            592,512
 Concentra Managed Care,
 Inc.+                                                 22,900            310,581
 Total Renal Care Holdings,
 Inc.+                                                 22,900            317,737
                                                                      ----------
                                                                       1,220,830
                                                                      ----------
Leisure & Entertainment (2.9%)
 Coach USA, Inc.+                                      20,700            491,625
 Premier Parks, Inc.                                   35,400          1,223,513
                                                                      ----------
                                                                       1,715,138
                                                                      ----------
Lodging & Restaurants (1.0%)
 Tricon Global Restaurants, Inc.+                       9,400            605,125
                                                                      ----------
Oil Services (2.4%)
 Cooper Cameron Corp.+                                 19,100            737,738
 Petroleum Geo - Services+                             41,300            691,775
                                                                      ----------
                                                                       1,429,513
                                                                      ----------
Pharmaceuticals (3.5%)
 Geltex Pharmaceuticals, Inc.+                         29,500            505,188
 Medimmune, Inc.                                       10,000            551,250
 Watson Pharmaceuticals, Inc.+                         25,600          1,036,800
                                                                      ----------
                                                                       2,093,238
                                                                      ----------

                See Accompanying Notes to Financial Statements.

Warburg Pincus Post-Venture Capital Fund
Statement of Net Assets (cont'd)--April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                   Number of
                                                    Shares             Value
                                                   ---------           -----

COMMON STOCK (cont'd)
Publishing (4.0%)
 Central Newspapers, Inc. Class A+                      37,400        $1,269,263
 Scholastic Corp.+                                      23,700         1,120,566
                                                                      ----------
                                                                       2,389,829
                                                                      ----------
Real Estate (0.5%)
 Fairfield Communities, Inc.+                           23,300           299,988
                                                                      ----------
Retail (3.6%)
 Amazon.com, Inc.+                                       3,000           516,188
 CdNow, Inc.+                                           31,000           600,625
 Staples, Inc.+                                         35,100         1,053,000
                                                                      ----------
                                                                       2,169,813
                                                                      ----------

                                                   Number of
                                                    Shares             Value
                                                   ---------           -----

COMMON STOCK (cont'd)
Telecommunications & Equipment (13.8%)
 Carrier Access Corp.+                                   2,015        $  104,654
 Cisco Systems, Inc.+                                   16,950         1,933,359
 CMGI, Inc.+                                             2,600           661,863
 Gilat Satellite Networks, Ltd.+                        22,600         1,175,200
 MCI WorldCom, Inc.+                                    21,700         1,783,469
 Pinnacle Holdings, Inc.+                               30,100           617,050
 Shaw Communications,
 Inc. Class B+                                          46,900         1,899,450
 Viatel, Inc.+                                           2,200           101,200
                                                                      ----------
                                                                       8,276,245
                                                                      ----------
TOTAL COMMON STOCK
(Cost $41,514,520)                                                    56,584,718
                                                                      ----------

                                                                            Par
                                                      Maturity Date        (000)         Value
                                                     --------------       ------         ------
UNITED STATES TREASURY OBLIGATIONS (1.4%)
U.S. Treasury Bills (0.6%)**
 U.S. Treasury Bills 4.280%                              06/03/99         $234           $  233,120
 U.S. Treasury Bills 4.290%                              01/06/00          114              110,497
                                                                                         ----------
                                                                                            343,617
                                                                                         ----------
U.S. Treasury Notes (0.8%)**
 U.S. Treasury Notes 5.875%                              11/15/99          250              251,445
 U.S. Treasury Notes 5.875%                              11/30/01          260              264,608
                                                                                         ----------
                                                                                            516,053
                                                                                         ----------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $852,787)                                    859,670
                                                                                         ----------


                                                                       Capital
                                                                        Share
                                                                       -------
PRIVATE FUND INVESTMENTS (2.5%)
 Boston Ventures V, LP                                                 284,613           $  284,613
 New Enterprise Associates VII, LP                                   1,230,066            1,230,066
                                                                                         ----------
TOTAL PRIVATE FUND INVESTMENTS (Cost $1,044,506)                                          1,514,679
                                                                                         ----------

                                                                     Number of
                                                                      Shares
                                                                     ---------
SHORT TERM FUND INVESTMENTS (2.5%)
 RBB Money Market Fund (Cost $1,477,917)                             1,477,917            1,477,917
                                                                                         ----------
TOTAL INVESTMENTS AT VALUE (100.6%) (Cost $44,889,730*)                                  60,436,984

LIABILITIES IN EXCESS OF OTHER ASSETS (0.6%)                                               (383,307)
                                                                                         ----------
NET ASSETS (100%) (applicable to 2,987,402 Common Class shares and
  73,928 Advisor Class shares)                                                          $60,053,677
                                                                                         ==========
NET ASSET VALUE, offering and redemption price per Common Class shares
  ($58,623,803 divided by 2,987,402)                                                    $     19.62
                                                                                         ==========
NET ASSET VALUE, offering and redemption price per Advisor Class shares
  ($1,429,874 divided by 73,928)                                                        $     19.34
                                                                                         ==========


                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
 -------------------------------------------------------------------------------
+  Non-income producing security.
#  Restricted security.
*  Cost for federal income tax purposes is $44,889,730.
** These securities have been segregated with the fund's custodian to cover open capital commitments of $842,370 in private fund investments.

Warburg Pincus Funds
Statements of Operations
For the Six Months Ended April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                           Warburg Pincus
                                                                           Emerging Growth
                                                                                 Fund
                                                                          ------------------

Investment Income:
  Dividends                                                                   $   1,041,697
  Interest                                                                        3,127,387
                                                                              -------------
    Total investment income                                                       4,169,084
                                                                              -------------
Expenses:
  Investment Advisory                                                             8,680,727
  Administrative services                                                         1,698,063
  Audit                                                                              23,604
  Custodian/Sub-custodian                                                           174,692
  Directors/Trustees                                                                  7,219
  Interest                                                                            5,951
  Legal                                                                              61,178
  Offering/Organizational costs                                                           0
  Printing                                                                          115,810
  Registration                                                                       58,569
  Shareholder servicing/Distribution                                                786,828
  Transfer agent                                                                    525,988
  Miscelleneous                                                                      44,230
                                                                              -------------
                                                                                 12,182,859
  Less: fees waived, expenses reimbursed and transfer agent offsets                 (40,168)
                                                                              -------------
    Total expenses                                                               12,142,691
                                                                              -------------
      Net investment loss                                                        (7,973,607)
                                                                              -------------
Net Realized and Unrealized Gain (Loss) from Investments and
  Foreign Currency Related Items:
  Net realized gain from security and other related transactions                214,905,773
  Net change in unrealized appreciation (depreciation) from investments and
    foreign currency related items                                               50,641,959
                                                                              -------------
    Net realized and unrealized gain (loss) from investments and
      foreign currency related items                                            265,547,732
                                                                              -------------
  Net increase (decrease) in net assets resulting from operations             $ 257,574,125
                                                                              =============



                                                                                  Warburg Pincus  Warburg Pincus    Warburg Pincus
                                                                                   Small Company   Small Company     Post-Venture
                                                                                    Value Fund     Growth Fund       Capital Fund
                                                                                  --------------  --------------    --------------

Investment Income:
  Dividends                                                                       $     217,598    $           0    $      23,057
  Interest                                                                               60,056            5,614           45,455
                                                                                  -------------    -------------    -------------
    Total investment income                                                             277,654            5,614           68,512
                                                                                  -------------    -------------    -------------
Expenses:
  Investment Advisory                                                                   285,290           25,980          430,780
  Administrative services                                                                58,327            7,114           70,928
  Audit                                                                                   5,900            5,343            6,321
  Custodian/Sub-custodian                                                                18,948           14,140           10,426
  Directors/Trustees                                                                      6,041            5,245            5,562
  Interest                                                                                1,412                0            2,591
  Legal                                                                                  14,876           10,581            7,095
  Offering/Organizational costs                                                           7,390                0           15,989
  Printing                                                                               13,822            2,221            7,169
  Registration                                                                           28,187           13,960           18,526
  Shareholder servicing/Distribution                                                     71,387            6,206           87,593
  Transfer agent                                                                         79,114            4,819           55,723
  Miscelleneous                                                                           4,202            1,130            2,732
                                                                                  -------------    -------------    -------------
                                                                                        594,896           96,739          721,435
  Less: fees waived, expenses reimbursed and transfer agent offsets                     (95,574)         (60,367)        (151,369)
                                                                                  -------------    -------------    -------------
    Total expenses                                                                      499,322           36,372          570,066
                                                                                  -------------    -------------    -------------
      Net investment loss                                                              (221,668)         (30,758)        (501,554)
                                                                                  -------------    -------------    -------------
Net Realized and Unrealized Gain (Loss) from Investments and
  Foreign Currency Related Items:
  Net realized gain from security and other related transactions                      5,106,698          758,530       11,449,490
  Net change in unrealized appreciation (depreciation) from investments and
    foreign currency related items                                                   (5,246,671)         511,735        3,605,703
                                                                                  -------------    -------------    -------------
    Net realized and unrealized gain (loss) from investments and
      foreign currency related items                                                   (139,973)       1,270,265       15,055,193
                                                                                  -------------    -------------    -------------
  Net increase (decrease) in net assets resulting from operations                 $    (361,641)   $   1,239,507    $  14,553,639
                                                                                  =============    =============    =============



                See Accompanying Notes to Financial Statements.

Warburg Pincus Funds
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                           Warburg Pincus
                                                                           Emerging Growth
                                                                                Fund
                                                             -------------------------------------
                                                                 For the              For the
                                                             Six Months Ended        Year Ended
                                                                April 30,            October 31,
                                                             ----------------     ----------------
                                                                   1999                  1998
                                                             ----------------     ----------------
                                                               (Unaudited)

From Operations:
  Net Investment Loss                                          $    (7,973,607)   $   (11,226,871)
  Net Realized gain/(loss) from security transactions              214,905,773        (47,452,269)
  Net Realized gain from foreign currency related items                      0                  0
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency related items                  50,641,959       (136,862,010)
                                                               ---------------    ---------------
    Net decrease in net assets resulting from operations           257,574,125       (195,541,150)
                                                               ---------------    ---------------
From Distributions:
  Distributions from net investment income
    Common Shares                                                            0                  0
    Advisor Shares                                                           0                  0
  Distributions from realized gains
    Common Shares                                                            0        (92,762,400)
    Advisor Shares                                                           0        (25,707,966)
  Distributions in excess of realized gains
    Common Shares                                                            0                  0
    Advisor Shares                                                           0                  0
                                                               ---------------    ---------------
    Net decrease in net assets from distributions                            0       (118,470,366)
                                                               ---------------    ---------------
From Capital Share Transactions:
  Proceeds from sale of shares                                     339,624,049        883,019,817
  Reinvested dividends                                                     225        114,956,027
  Net asset value of shares redeemed                              (603,961,505)      (813,237,032)
                                                               ---------------    ---------------
    Net increase (decrease) in net assets from capital share
      transactions                                                (264,337,231)       184,738,812
                                                               ---------------    ---------------
    Net increase (decrease in net assets                            (6,763,106)      (129,272,704)

Net Assets:
  Beginning of period                                            1,843,544,087      1,972,816,791
                                                               ---------------    ---------------
  End of Period                                                $ 1,836,780,981    $ 1,843,544,087
                                                               ===============    ===============
  Undistributed net investment income:                         $             0    $             0
                                                               ===============    ===============


                                                                        Warburg Pincus
                                                                      Small Company Value
                                                                              Fund
                                                               ----------------------------------
                                                                    For the           For the
                                                               Six Months Ended      Year Ended
                                                                   April 30,         October 31,
                                                               ----------------    --------------
                                                                     1999               1998
                                                               ----------------    --------------
                                                                 (Unaudited)

From Operations:
  Net Investment Loss                                          $      (221,668)   $      (709,432)
  Net Realized gain/(loss) from security transactions                5,106,698          3,618,297
  Net Realized gain from foreign currency related items                      0                  0
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency related items                  (5,246,671)       (23,857,296)
                                                               ---------------    ---------------
    Net decrease in net assets resulting from operations              (361,641)       (20,948,431)
                                                               ---------------    ---------------
From Distributions:
  Distributions from net investment income
    Common Shares                                                            0                  0
    Advisor Shares                                                           0                  0
  Distributions from realized gains
    Common Shares                                                   (2,280,474)       (20,763,827)
    Advisor Shares                                                      (1,680)           (35,216)
  Distributions in excess of realized gains
    Common Shares                                                            0                  0
    Advisor Shares                                                           0                  0
                                                               ---------------    ---------------
    Net decrease in net assets from distributions                   (2,282,154)       (20,799,043)
                                                               ---------------    ---------------
From Capital Share Transactions:
  Proceeds from sale of shares                                      20,825,740         63,737,618
  Reinvested dividends                                               2,155,694         19,972,777
  Net asset value of shares redeemed                               (59,820,282)      (185,521,859)
                                                               ---------------    ---------------
    Net increase (decrease) in net assets from capital share
      transactions                                                 (36,838,848)      (101,811,464)
                                                               ---------------    ---------------
    Net increase (decrease in net assets                           (39,482,643)      (143,558,938)

Net Assets:
  Beginning of period                                               80,370,895        223,929,833
                                                               ---------------    ---------------
  End of Period                                                $    40,888,252    $    80,370,895
                                                               ===============    ===============
  Undistributed net investment income:                         $             0    $             0
                                                               ===============    ===============


                                                                                 Warburg Pincus
                                                                               Small Company Growth
                                                                                      Fund
                                                                     ------------------------------------
                                                                         For the                For the
                                                                     Six Months Ended         Year Ended
                                                                         April 30,            October 31,
                                                                     ----------------        ------------
                                                                           1999                  1998
                                                                     ----------------        ------------
                                                                       (Unaudited)

From Operations:
  Net Investment Loss                                                $       (30,758)   $      (100,538)
  Net Realized gain/(loss) from security transactions                        758,530           (627,473)
  Net Realized gain from foreign currency related items                            0                  0
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency related items                           511,735         (1,065,613)
                                                                     ---------------    ---------------
    Net decrease in net assets resulting from operations                   1,239,507         (1,793,624)
                                                                     ---------------    ---------------
From Distributions:
  Distributions from net investment income
    Common Shares                                                                  0            (62,775)
    Advisor Shares                                                                 0                  0
  Distributions from realized gains
    Common Shares                                                                  0                  0
    Advisor Shares                                                                 0                  0
  Distributions in excess of realized gains
    Common Shares                                                                  0                  0
    Advisor Shares                                                                 0                  0
                                                                     ---------------    ---------------
    Net decrease in net assets from distributions                                  0            (62,775)
                                                                     ---------------    ---------------
From Capital Share Transactions:
  Proceeds from sale of shares                                             1,358,272          7,623,711
  Reinvested dividends                                                             0             53,996
  Net asset value of shares redeemed                                      (1,143,849)       (13,254,497)
                                                                     ---------------    ---------------
    Net increase (decrease) in net assets from capital share
      transactions                                                           214,423         (5,576,790)
                                                                     ---------------    ---------------
    Net increase (decrease in net assets                                   1,453,930         (7,433,189)

Net Assets:
  Beginning of period                                                      4,543,683         11,976,872
                                                                     ---------------    ---------------
  End of Period                                                      $     5,997,613    $     4,543,683
                                                                     ===============    ===============
  Undistributed net investment income:                               $             0    $             0
                                                                     ===============    ===============



                                                                                    Warburg Pincus
                                                                                 Post-Venture Capital
                                                                                         Fund
                                                                        -----------------------------------
                                                                             For the              For the
                                                                        Six Months Ended        Year Ended
                                                                            April 30,           October 31,
                                                                        ----------------       ------------
                                                                              1999                 1998
                                                                        ----------------       ------------
                                                                          (Unaudited)

From Operations:
  Net Investment Loss                                                   $      (501,554)   $    (1,218,879)
  Net Realized gain/(loss) from security transactions                        11,449,490          2,591,623
  Net Realized gain from foreign currency related items                               0                  0
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency related items                            3,605,703         (7,014,438)
                                                                        ---------------    ---------------
    Net decrease in net assets resulting from operations                     14,553,639         (5,641,694)
                                                                        ---------------    ---------------
From Distributions:
  Distributions from net investment income
    Common Shares                                                                     0                  0
    Advisor Shares                                                                    0
  Distributions from realized gains
    Common Shares                                                               (96,730)                 0
    Advisor Shares                                                               (1,306)                 0
  Distributions in excess of realized gains
    Common Shares                                                                     0                  0
    Advisor Shares                                                                    0                  0
                                                                        ---------------    ---------------
    Net decrease in net assets from distributions                               (98,036)                 0
                                                                        ---------------    ---------------
From Capital Share Transactions:
  Proceeds from sale of shares                                               11,239,507         33,368,512
  Reinvested dividends                                                           93,862                  0
  Net asset value of shares redeemed                                        (34,649,992)       (68,656,533)
                                                                        ---------------    ---------------
    Net increase (decrease) in net assets from capital share
      transactions                                                          (23,316,623)       (35,288,021)
                                                                        ---------------    ---------------
    Net increase (decrease in net assets                                     (8,861,020)       (40,929,715)

Net Assets:
  Beginning of period                                                        68,914,697        109,844,412
                                                                        ---------------    ---------------
  End of Period                                                         $    60,053,677    $    68,914,697
                                                                        ===============    ===============
  Undistributed net investment income:                                  $             0    $             0
                                                                        ===============    ===============

                See Accompanying Notes to Financial Statements.

Warburg Pincus Emerging Growth Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                   For the Six
                                   Months Ended                        For the Year Ended October 31,
                                  April 30, 1999    -------------------------------------------------------------------
PERIOD ENDED:                       (Unaudited)        1998           1997          1996           1995       1994
                                    ------------    ----------     ----------    ----------     --------    --------
Per-share data
Net asset value,
  beginning of period              $    33.69       $    39.66     $    32.80     $    29.97     $  22.38   $  23.74
                                   ----------       ----------     ----------     ----------     --------   --------
Investment Activities:
  Net investment loss                   (0.20)           (0.12)         (0.19)         (0.02)       (0.05)     (0.06)
  Net gains or losses on
    investments and foreign
    currency related items (both
    realized and unrealized)             4.98            (3.46)          7.12           4.60         7.64       0.06
                                   ----------       ----------     ----------     ----------     --------   --------
      Total from investment
       activities                        4.78            (3.58)          6.93           4.58         7.59       0.00
                                   ----------       ----------     ----------     ----------     --------   --------
Distributions:
  From net investment income             0.00             0.00           0.00           0.00         0.00       0.00
  From realized capital gains            0.00            (2.39)         (0.07)         (1.75)        0.00      (1.36)
                                   ----------       ----------     ----------     ----------     --------   --------
      Total distributions                0.00            (2.39)         (0.07)         (1.75)        0.00      (1.36)
                                   ----------       ----------     ----------     ----------     --------   --------
Net asset value, end of period     $    38.47       $    33.69     $    39.66     $    32.80     $  29.97   $  22.38
                                   ==========       ==========     ==========     ==========     ========   ========
Total return                            14.19%+          (9.40)%        21.18%         16.14%       33.91%      0.16%

Ratios/Supplemental Data:
Net assets, end of period
  (000s omitted)                   $1,555,697       $1,532,521     $1,515,385     $1,104,684     $487,537   $240,664
    Ratio of expenses to
      average net assets                 1.18%*@          1.22%@         1.22%@         1.28%@       1.26%      1.22%
    Ratio of net loss to
      average net assets                (0.75)%*         (0.48)%        (0.59)%        (0.63)%      (0.58)%    (0.58)%
    Decrease reflected in above
      operating expense ratios
      due to waivers/
      reimbursements                     0.00%            0.00%          0.00%          0.00%        0.00%      0.04%
Portfolio turnover rate                 78.35%+          91.60%         87.03%         65.77%       84.82%     60.38%

--------------------------------------------------------------------------------
+  Non-annualized.
*  Annualized.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .00% for the six months ended April 30, 1999 and by .00%, .01% and .01% for the three years ended October 31, 1998, 1997 and 1996, respectively. The operating expense ratios after reflecting these arrangements were 1.18% for the six months ended April 30, 1999 and 1.22%, 1.21% and 1.27% for the years ended October 31, 1998, 1997 and 1996, respectively.

Warburg Pincus Small Company Value Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                   For the Six
                                                  Months Ended             For the Year Ended October 31,
                                                 April 30, 1999       ----------------------------------------
PERIOD ENDED:                                      (Unaudited)          1998            1997           1996**
                                                   ------------       --------       ----------       --------
Per-share data
Net asset value, beginning of period                $     13.39      $     18.77     $     14.38     $     10.00
                                                    -----------      -----------     -----------     -----------
Investment Activities:
  Net investment loss                                     (0.17)           (0.12)          (0.08)          (0.02)
  Net gains or losses on investments and
    foreign currency related items
    (both realized and unrealized)                         0.08            (3.33)           4.64            4.40
                                                    -----------      -----------     -----------     -----------
      Total from investment activities                    (0.09)           (3.45)           4.56            4.38
                                                    -----------      -----------     -----------     -----------
Distributions:
  From net investment income                               0.00             0.00            0.00            0.00
  From realized capital gains                             (0.43)           (1.93)          (0.17)           0.00
                                                    -----------      -----------     -----------     -----------
      Total distributions                                 (0.43)           (1.93)          (0.17)           0.00
                                                    -----------      -----------     -----------     -----------
Net asset value, end of period                      $     12.87      $     13.39     $     18.77     $     14.38
                                                    ===========      ===========     ===========     ===========
Total return                                              (0.83)%+        (19.97)%         32.05%          43.80%+

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)            $    40,836      $    80,318     $   223,675     $    84,045
    Ratio of expenses to average net assets                1.75%*@          1.70%@          1.70%@          1.75%*@
    Ratio of net loss to average net assets               (0.78)%*         (0.46)%         (0.63)%         (0.43)%*
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 0.33%*           0.01%           0.03%           0.44%*
Portfolio turnover rate                                   71.60%+          77.92%         105.87%          43.14%+

--------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .00% for the six months ended April 30, 1999, and by .00%, .01% and .00% for the year or period ended October 31, 1998, 1997 and 1996, respectively. The Common Shares' operating expense ratios after reflecting these arrangements were 1.75% for the six months ended April 30, 1999 and 1.70%, 1.69% and 1.75% for the year or period ended October 31, 1998, 1997 and 1996, respectively.
+  Non-annualized.
*  Annualized.
** For the period December 29, 1995 (commencement of operations) through October
   31, 1996.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Small Company Growth Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                   For the Six             For the
                                                   Months Ended      Year Ended October 31,
                                                  April 30, 1999    ------------------------
PERIOD ENDED:                                       (Unaudited)        1998          1997**
                                                   ------------     ---------     ----------

Per-share data
Net asset value, beginning of period                 $  10.11          $12.25        $ 10.00
                                                     ----------      --------     ----------
Investment Activities:
  Net investment loss                                   (0.06)          (0.34)         (0.04)
  Net gains or losses on investments
   (both realized and unrealized)                        2.87           (1.74)          2.29
                                                     ----------      --------     ----------
     Total from investment activities                    2.81           (2.08)          2.25
                                                     ----------      --------     ----------
Distributions:
  From net investment income                             0.00           (0.06)          0.00
  From realized capital gains                            0.00            0.00           0.00
                                                     ----------      --------     ----------
     Total distributions                                 0.00           (0.06)          0.00
                                                     ----------      --------     ----------
Net asset value, end of period                       $  12.92          $10.11        $ 12.25
                                                     ==========      ========     ==========
Total return                                            22.95%+        (17.00)%        22.50%+

Ratios/Supplemental data:
Net assets, end of period (000s omitted)             $  5,998          $4,544        $11,977
    Ratio of expenses to average net assets              1.40%*@         1.40%@         1.41%*@
    Ratio of net loss to average net assets             (1.18)%*        (0.95)%        (0.53)%*
    Decrease reflected in above operating
      expense ratios due to waivers/reimbursements       2.32%*          1.10%          3.66%*
Portfolio turnover rate                                111.63%+        114.97%        123.24%+


--------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .00% for the six months ended April 30, 1999 and by .00%, .01%, for the year or period ended October 31, 1998 and 1997, respectively. The Common Shares' operating expense ratios after reflecting these arrangements were 1.40% for the six months ended April 30, 1999 and 1.40% and 1.40% for the year or period ended October 31, 1998 and 1997, respectively.
+  Non-annualized.
*  Annualized.
** For the period December 31, 1996 (commencement of operations) through
   October 31, 1997.

Warburg Pincus Post-Venture Capital Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                             For the Six
                                            Months Ended                       For the Year Ended October 31,
                                           April 30, 1999        -------------------------------------------------------
PERIOD ENDED:                                (Unaudited)           1998            1997            1996           1995**
                                             ------------        --------        --------        --------         ------
Per-Share data
Net asset value, beginning of period          $     16.09      $     17.61     $     16.03     $     10.69     $     10.00
                                              -----------      -----------     -----------     -----------     -----------
Investment Activities:
  Net investment income or loss                     (0.55)           (0.50)          (0.35)          (0.11)           0.00
  Net gains or losses on investments
    and foreign currency related items
    (both realized and unrealized)                   4.10            (1.02)           1.93            5.45            0.69
                                              -----------      -----------     -----------     -----------     -----------
      Total from investment activities               3.55            (1.52)           1.58            5.34            0.69
                                              -----------      -----------     -----------     -----------     -----------
Distributions:
  From net investment income                         0.00             0.00            0.00            0.00            0.00
  From realized capital gains                       (0.02)            0.00            0.00            0.00            0.00
                                              -----------      -----------     -----------     -----------     -----------
      Total distributions                           (0.02)            0.00            0.00            0.00            0.00
                                              -----------      -----------     -----------     -----------     -----------
Net asset value, end of period                $     19.62      $     16.09     $     17.61     $     16.03     $     10.69
                                              ===========      ===========     ===========     ===========     ===========
Total return                                        22.11%+          (8.63)%          9.86%          49.95%           6.90%+

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)      $    58,624      $    68,572     $   109,575     $   165,081     $     3,024
    Ratio of expenses to average net assets          1.65%*@          1.65%@          1.66%@          1.66%@          1.65%*
    Ratio of net loss to average net assets         (1.45)%*         (1.30)%         (1.27)%         (1.13)%          0.25%*
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                 0.44%*           0.41%           0.41%           0.66%          23.76%*
Portfolio turnover rate                             50.50%+         111.51%         197.56%         168.46%          16.90%+

--------------------------------------------------------------------------------
  @ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .00% for the six months ended April 30, 1999 and by .00%, .01% and .01% for the year or period ended October 31, 1998, 1997 and 1996, respectively. The operating expense ratios after reflecting these arrangements were 1.65% for the six months ended April 30, 1999 and 1.65%, 1.65% and 1.65% for the year ended October 31, 1998, 1997 and 1996, respectively.
  + Non-annualized.
  * Annualized.
 ** For the period September 29, 1995 (commencement of operations) through
    October 31, 1995.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Funds
Notes to Financial Statements
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

     The Warburg Pincus Small Company Value Fund, Warburg Pincus Small Company Growth Fund and the Warburg Pincus Post-Venture Capital Fund are registered under the Investment Company Act of 1940, as amended (1940 Act), as diversified, open-end management investment companies. The Warburg Pincus Emerging Growth Fund is registered under the 1940 Act as a non-diversified, open-end management investment company

     Investment objectives for each Fund are as follows: the Emerging Growth Fund seeks maximum capital appreciation; the Small Company Value Fund seeks long-term capital appreciation; the Small Company Growth Fund seeks capital growth; the Post-Venture Capital Fund seeks long-term growth of capital.

     Each fund offers two classes of shares, one class being referred to as the Common Class and one class being referred to as the Advisor Class. Effective November 7, 1997, the Small Company Growth Fund closed generally to new investors; the fund re-opened to all investors on November 10, 1998. Common Class and Advisor Class shares in each fund represent an equal pro rata interest in such fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares for the Small Company Value Fund, the Small Company Growth Fund and the Post-Venture Capital Fund bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate .25% of the average daily net asset value of each fund's Common Class. Advisor Class shares bear expenses paid pursuant to a distribution plan at an annual rate not to exceed .75% of the average daily net asset value of each fund's Advisor Class. Advisor Class shares are currently bearing expenses of 50% of average daily net assets. At April 30, 1999, there were no outstanding Advisor Class shares for the Small Company Growth Fund.

     The net asset value of each fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each fund's investments are valued at market value, which is generally determined using market quotations. If no sales are reported, investments are generally valued at the mean between the last reported bid and asked prices. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors/Trustees believes accurately reflects fair value. Debt that will mature in 60 days or less is valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies -- (cont'd)

     The books and records of the funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The funds do not isolate that portion of realized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The funds isolate that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

     Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, are declared and paid annually for all funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

     No provision is made for federal taxes, as it is each fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies -- (cont'd)

     Costs incurred in connection with organization of shares of each fund other than Emerging Growth Fund have been deferred and are being amortized over a period of five years from the date each fund commenced its operations.

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, each fund, along with other Warburg Funds, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities, pledged as collateral for repurchase agreements, are held by the funds' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the counterpart to the agreement, retention of the collateral may be subject to legal proceedings.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     The funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the six months ended April 30, 1999, the funds received credits or reimbursements under this arrangement as follows:

           Fund                                                     Amount
           ----                                                    --------
           Emerging Growth                                         $40,168
           Small Company Value                                         902
           Small Company Growth                                        104
           Post-Venture Capital                                      1,230

2. Investment Adviser, Co-Administrators and Distributor

     Warburg Pincus Asset Management, Inc. (Warburg), who is indirectly controlled by Warburg, Pincus & Co., serves as each fund's investment adviser. On February 15, 1999, Warburg Pincus & Co. and Credit Suisse Group announced that they reached an agreement for Credit Suisse to acquire Warburg. Under the terms of the arrangement, no immediate changes are planned to Warburg investment portfolio managers and investment professionals. The Warburg Pincus Funds' Board of Directors and shareholders have approved the "assignment" of each fund's current invest-

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

2. Investment Adviser, Co-Administrators and Distributor -- (cont'd)

ment advisory agreement with Warburg. The transaction is expected to be completed in mid-1999. For its advisory services, Warburg receives the following fees based on each fund's average daily net assets:

           Fund                                         Annual Rate
           ------                          -------------------------------------
           Emerging Growth                   .90% of average daily net assets
           Small Company Value              1.00% of average daily net assets
           Small Company Growth             1.00% of average daily net assets
           Post-Venture Capital             1.25% of average daily net assets

     For the six months ended April 30, 1999, investment advisory fees, voluntary waivers and reimbursements were as follows:

                           Gross                        Net          Expense
Fund                   Advisory Fee     Waiver     Advisory Fee   Reimbursements
----                   --------------   ------     ------------   --------------
Emerging Growth        $8,680,727           $ 0      $8,680,727           $ 0
Small Company Value       285,290       (83,710)        201,580             0
Small Company Growth       25,980       (25,980)              0       (31,685)
Post-Venture Capital      430,780      (150,139)        280,641             0

     Abbott Capital Management, LLC (Abbott) serves as sub-investment adviser for the Post-Venture Capital Fund's assets invested in U.S. or foreign private limited partnerships or other investment funds (Private Fund Investments). From its investment advisory fee, Warburg pays Abbott a quarterly fee at the annual rate of 1.00% of the value of the fund's Private Fund Investments as of the end of each calendar quarter. No compensation is paid by the Post-Venture Capital Fund to Abbott for its sub-investment advisory services.

     Counsellors Funds Service, Inc. (CFSI), a wholly-owned subsidiary of Warburg, and PFPC Inc. (PFPC), an indirect, wholly-owned subsidiary of PNC Bank Corp. (PNC) serves as each fund's co-administrators. For its administrative services, CFSI currently receives a fee calculated at an annual rate of .10% of each fund's average daily net assets. For the six month ended April 30, 1999, administrative services fees earned by CFSI were as follows:

           Fund                                     Co-Administration Fee
           ----                                   -------------------------
           Emerging Growth                               $964,525
           Small Company Value                             28,529
           Small Company Growth                             2,598
           Post-Venture Capital                            34,462

     For administrative services, PFPC currently receives a fee calculated at an annual rate of .10% on each fund's first $500 million in average daily net assets, .075% on the next $1 billion in average daily net assets and .05% of average daily net assets in excess of $1.5 billion.

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

2. Investment Adviser, Co-Administrators and Distributor -- (cont'd)

     For the six months ended April 30, 1999, administrative service fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:

                                                                   Net
Fund                   Co-Administration Fee     Waiver    Co-Administration Fee
----                   ---------------------    --------   ---------------------
Emerging Growth             $733,538                $ 0           $733,538
Small Company Value           29,798            (10,962)            18,836
Small Company Growth           4,516             (2,598)             1,918
Post-Venture Capital          36,466                  0             36,466

     Counsellors Securities Inc. (CSI), also a wholly-owned subsidiary of Warburg serves as each fund's distributor. No compensation is paid by the Emerging Growth Fund to CSI for distribution services. For its shareholder and distribution services, CSI receives a fee calculated at an annual rate of .25% of the average daily net assets of the Common Class of the Post-Venture Capital Fund, the Small Company Value Fund and the Small Company Growth Fund pursuant to a shareholder servicing and distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. For its distribution services, CSI receives a fee at an annual rate of .50% of the average daily net assets of each fund's Advisor Class pursuant to distribution plan adopted by each fund pursuant to Rule 12b-1 under the 1940 Act. For the six months ended April 30, 1999, shareholder servicing and distribution fees paid to CSI were as follows:

                                                   Shareholder Servicing/
  Fund                                                Distribution Fee
  ----                                            -------------------------
  Emerging Growth
   Advisor Class                                         $786,828
                                                         ========
  Small Company Value
   Common Class                                          $ 71,258
   Advisor Class                                              129
                                                         --------
                                                         $ 71,387
                                                         ========
  Small Company Growth
   Common Class                                          $  6,206
                                                         ========
  Post-Venture Capital
   Common Class                                          $ 84,720
   Advisor Class                                            2,873
                                                         ---------
                                                         $ 87,593
                                                         ========

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

3. Line of Credit

     The funds, together with certain other Warburg Pincus Funds have established committed and uncommitted line of credit facilities with PNC for temporary or emergency purposes primarily relating to unanticipated fund share redemptions. Under the terms of the committed line of credit, the Warburg Pincus Funds with access to the facility pay a commitment fee at a rate of .07% per annum on the average daily balance of the line of credit, which is undisbursed and uncanceled during the preceding quarter. In addition, the Warburg Pincus Funds will pay interest on borrowings at the bank's base rate plus .45%. Under the terms of the uncommitted lines of credit, the Warburg funds will pay interest on borrowings at the banks base rate plus .55%. Aggregate borrowings for each fund under the committed and uncommitted lines of credit with PNC may not exceed the lowest of (a) thirty-three and one-third percent (33 1/3%) of the assets of such fund, for any Fund that does not invest at least sixty-five percent (65%) of its assets in international equity or fixed income securities (an International Fund) and twenty-five percent (25%) of the assets of any Fund that is an International Fund or (b) the maximum amount permitted by such fund's investment policies and restrictions. At April 30, 1999 and during the six months ended April 30, 1999, the following funds had borrowings under these line of credit agreements:

                                                         Maximum         Loan
                       Average Daily      Average       Daily Loan   Outstanding
Fund                   Loan Balance   Interest Rate%   Outstanding    at 4/30/99
----                   -------------  --------------   -----------   -----------
Small Company Value       $52,657          5.94         $2,119,000     $336,000
Post-Venture Capital       96,873          5.31          3,972,000            0


4. Investments in Securities

     At April 30, 1999, purchases and sales of investment securities (excluding short-term investments) were as follows:

 Fund                                      Purchases                   Sales
 ----                                   --------------            --------------
 Emerging Growth                        $1,421,850,178            $1,614,648,420
 Small Company Value                        39,785,512                71,882,133
 Small Company Growth                        5,615,536                 5,745,854
 Post-Venture Capital                       34,036,751                55,490,494

     At April 30, 1999, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depre-

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

4. Investments in Securities -- (cont'd)

ciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                                                Net Unrealized
                           Unrealized         Unrealized         Appreciation
Fund                      Appreciation       Depreciation       (Depreciation)
----                     --------------     --------------    ------------------
Emerging Growth            $445,825,020       $(64,045,201)       $381,779,819
Small Company Value          70,325,536         (4,691,771)          2,633,765
Small Company Growth          1,108,578           (403,995)            704,583
Post-Venture Capital         17,565,588         (2,018,334)         15,547,254

5. Restricted Securities

     Certain funds' investments are restricted as to resale and are valued as determined by or under the direction of each fund's Board of Directors in good faith, at fair value. The table below shows the number of shares held, the acquisition dates, aggregate cost, fair value as of April 30, 1999, and share value of the securities and percent of net assets, which the securities comprise.

                                                                                                                    Percentage
                                                        Security     Acquisition                       Market         of Net
Fund                    Security Description              Type         Date(s)           Cost           Value         Assets
----                    --------------------            --------     ----------       ----------     ----------     ----------
Emerging Growth
  Fund
                    Career Blazers, Inc.                Common       11/16/95      $ 1,001,000    $   204,750       0.00%
                    Chaparral Resources, Inc.           Common       07/28/98        1,250,000        215,278       0.00
                    Comptek Research, Inc.              Bond         03/24/99        7,000,000      7,000,000       0.40
                    Dealer Solutions Holdings, Inc.
                      Series A                          Preferred    04/29/98        5,000,000      5,000,000       0.30
                    Dealer Solutions Holdings, Inc.     Warrants     04/29/98                0              0       0.00
                    Excalibur Technololgies Corp.       Common       03/30/99        2,000,000      2,000,000       0.10
                    Network Event Theater, Inc.         Common       06/24/97        3,000,001     11,190,480       0.60
                    Network Event Theater, Inc.         Common       02/06/98        4,000,000      4,000,000       0.20
                    New York Restaurant Group, Inc.     Common       10/30/97        3,249,985      3,249,985       0.20
                    Opal Concepts, Inc. Series B        Preferred    08/31/95        2,000,000      2,000,000       0.10
                    Women First Healthcare, Inc.        Bond         03/18/99          680,000        680,000       0.00
                    Women First Healthcare, Inc.        Preferred    01/08/98        1,500,000      1,500,000       0.10
                    Women First Healthcare, Inc.        Warrants     03/18/99                0              0       0.00
                                                                                   -----------    -----------       ----
                                                                                   $30,680,986    $37,040,493       2.00%
                                                                                   ===========    ===========       ====
Post-Venture
  Capital Fund
                    Career Blazers                      Common       11/16/95      $    44,000    $     9,000       0.00%
                    Chaparral Resources, Inc.           Common       07/28/98          500,000         86,111       0.10
                    New York Restaurant Group, Inc.     Common       10/30/97          749,998        749,998       1.09
                    Women.com Networks                  Common       06/04/98          750,002        750,002       1.20
                                                                                   -----------    -----------       ----
                                                                                   $ 2,044,000    $ 1,595,111       2.39%
                                                                                   ===========    ===========       ====
Small Company
  Value Fund
                    EA Industries, Inc.                 Warrants     03/31/98      $   110,438    $         0       0.00%
                                                                                   ===========    ===========       ====


Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

6. Capital Share Transactions

     Each fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of each fund are classified as the Advisor Class.

     Transactions in shares of each fund were as follows:

                                                                        Emerging Growth Fund
                                                --------------------------------------------------------------------
                                                          Common Class                        Advisor Class
                                                --------------------------------    --------------------------------
                                                   For the                              For the
                                                  Six Months          For the          Six Months        For the
                                                     Ended          Year Ended            Ended         Year Ended
                                                April 30, 1999      October 31,      April 30, 1999     October 31,
                                                 (Unaudited)           1998           (Unaudited)          1998
                                                --------------    --------------    --------------    --------------
Shares sold                                          8,722,422        21,883,507           365,431         1,347,745
Shares issued to shareholders on reinvestment
  of dividends                                               6         2,487,833                 0           739,355
Shares redeemed                                    (13,778,039)      (45,490,679)       (2,342,987)       (4,400,677)
                                                 -------------     -------------     -------------     -------------
Net increase (decrease) in shares outstanding       (5,055,611)      (21,119,339)       (1,977,556)       (2,313,577)
                                                 =============     =============     =============     =============
Proceeds from sale of shares                     $ 326,780,045     $ 832,153,742     $  12,844,004     $  50,866,075
Reinvested dividends                                       225        89,263,454                 0        25,692,573
Net asset value of shares redeemed                (517,952,198)     (649,384,554)      (86,009,307)     (163,852,478)
                                                 -------------     -------------     -------------     -------------
Net increase (decrease) from capital share
  transactions                                   $(191,171,928)    $ 272,032,642     $ (73,165,303)    $ (87,293,830)
                                                 =============     =============     =============     =============


                                                                     Small Company Value Fund
                                                --------------------------------------------------------------------
                                                          Common Class                        Advisor Class
                                                --------------------------------    --------------------------------
                                                   For the                              For the
                                                  Six Months          For the          Six Months        For the
                                                     Ended          Year Ended            Ended         Year Ended
                                                April 30, 1999      October 31,      April 30, 1999     October 31,
                                                 (Unaudited)           1998           (Unaudited)          1998
                                                --------------    --------------    --------------    --------------
Shares sold                                          1,613,887         3,790,193             1,723           124,701
Shares issued to shareholders on reinvestment
  of dividends                                         161,133         1,261,331               101             1,980
Shares redeemed                                     (4,602,224)      (10,971,376)           (1,697)         (136,386)
                                                 -------------     -------------     -------------     -------------
Net increase (decrease) in shares outstanding       (2,827,204)       (5,919,852)              127            (9,705)
                                                 =============     =============     =============     =============
Proceeds from sale of shares                     $  20,805,380     $  61,572,814     $      20,360     $   2,164,804
Reinvested dividends                                 2,154,348        19,941,713             1,346            31,064
Net asset value of shares redeemed                 (59,799,684)     (183,185,391)          (20,598)       (2,336,468)
                                                 -------------     -------------     -------------     -------------
Net increase (decrease) from capital share
  transactions                                   $ (36,839,956)    $(101,670,864)    $       1,108     $    (140,600)
                                                 =============     =============     =============     =============

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

6. Capital Share Transactions -- (cont'd)


                                                   Small Company Growth Fund
                                                --------------------------------
                                                          Common Class
                                                --------------------------------
                                                  For the
                                                 Six Months         For the
                                                    Ended          Year Ended
                                                April 30, 1999     October 31,
                                                 (Unaudited)          1998
                                                --------------    --------------
Shares sold                                            113,615          619,229
Shares issued to shareholders on reinvestment
  of dividends                                               0            4,732
Shares redeemed                                        (98,864)      (1,151,947)
                                                  ------------     ------------
Net increase (decrease) in shares outstanding           14,751         (527,986)
                                                  ============     ============
Proceeds from sale of shares                      $  1,358,272     $  7,623,711
Reinvested dividends                                         0           53,996
Net asset value of shares redeemed                  (1,143,849)     (13,254,497)
                                                  ------------     ------------
Net increase (decrease) from capital share
  transactions                                    $    214,423     $ (5,576,790)
                                                  ============     ============


                                                                  Post-Venture Capital Fund
                                               ---------------------------------------------------------------
                                                       Common Class                      Advisor Class
                                               ----------------------------     ------------------------------
                                                   For the                         For the
                                                  Six Months        For the       Six Months         For the
                                                    Ended         Year Ended         Ended          Year Ended
                                               April 30, 1999     October 31,    April 30, 1999     October 31,
                                                 (Unaudited)          1998        (Unaudited)          1998
                                               --------------    -------------   --------------   --------------
Shares sold                                           556,178        1,777,588           55,016           21,227
Shares issued to shareholders on reinvestment
  of dividends                                          5,346                0               75                0
Shares redeemed                                    (1,835,774)      (3,738,272)          (2,713)         (15,152)
                                                 ------------     ------------     ------------     ------------
Net increase (decrease) in shares outstanding      (1,274,250)      (1,960,684)          52,378            6,075
                                                 ============     ============     ============     ============
Proceeds from sale of shares                     $ 10,284,402     $ 33,045,233          955,105     $    323,280
Reinvested dividends                                   92,588                0            1,274                0
Net asset value of shares redeemed                (34,601,050)     (68,403,457)         (48,942)        (253,076)
                                                 ------------     ------------     ------------     ------------
Net increase (decrease) from capital share
  transactions                                   $(24,224,060)    $(35,358,224)    $    907,437     $     70,204
                                                 ============     ============     ============     ============

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


7. Liabilities

     At April 30, 1999, each fund had the following liabilities:

                                                Emerging    Small Company   Small Company  Post-Venture
                                                 Growth          Value          Growth        Capital
                                                  Fund            Fund           Fund          Fund
                                              ------------    ------------   -----------   -------------
Payable for securities purchased (at value)    $35,747,732    $         0    $   412,464    $ 1,786,483
Investment advisory fee payable                  1,377,136         21,509              0         45,241
Administrative services fees payable               270,619          3,460            460         10,381
Distribution fees payable                                0          8,640          1,150         12,678
Fund shares redeemed payable                             0              0              0              0
                                               -----------    -----------    -----------    -----------
                                               $37,395,487    $    33,609    $   414,074    $ 1,854,783
                                               ===========    ===========    ===========    ===========


8. Net Assets

     At April 30, 1999, capital contributions, undistributed net investment income (loss) and accumulated net realized gain (loss) on security transactions have been adjusted for current year permanent book/tax differences. The Emerging Growth Fund, the Small Company Value Fund, the Small Company Growth Fund and the Post-Venture Capital Fund reclassified $7,973,607, $221,670, $30,758 and $501,554, respectively, from accumulated net investment loss to capital contributions. The Post-Venture Capital Fund reclassified $362 from accumulated net realized gain from foreign currency related items to capital contributions.

                                                Emerging      Small Company       Small Company    Post-Venture
                                                 Growth            Value              Growth          Capital
                                                  Fund              Fund               Fund            Fund
                                              ------------      ------------       -----------     -------------
Capital contributed, net                      $1,239,379,599    $   34,131,578    $    4,515,852    $   33,056,932
Undistributed net investment income                        0                 0                 0                 0
Accumulated net realized gain (loss) from
  security transactions                          214,905,773         5,106,698           758,530        11,449,490
Net unrealized appreciation (depreciation)
  from investments and foreign currency
  related items                                  382,495,609         1,649,977           723,230        15,547,254
                                              --------------    --------------    --------------    --------------
Net assets                                    $1,836,780,981    $   40,888,252    $    5,997,613    $   60,053,677
                                              ==============    ==============    ==============    ==============


9. Capital Loss Carryover

     At April 30, 1999, capital loss carryovers available to offset possible future capital gains of each fund were as follows:

                                Capital Loss Carryover
                                     Expiring in
                         --------------------------------------   Total Capital
Fund                       2004          2005           2006      Loss Carryover
----                     --------      --------      ----------   --------------
Emerging Growth          $    0        $      0    $45,528,485    $45,528,485
Small Company Growth          0         314,372        603,484        917,856

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


10. Other Financial Highlights

     Each fund currently offers one other class of shares, Advisor Class, representing equal pro rata interests in each of the respective funds. The financial highlights for an Advisor Class of each Fund are as follows:

                                                                Warburg Pincus Emerging Growth Fund
                                       -------------------------------------------------------------------------------------------
                                                                              Advisor Class
                                       -------------------------------------------------------------------------------------------
                                        For the Six
                                        Months Ended                           For the Year Ended October 31,
                                       April 30, 1999       ----------------------------------------------------------------------
PERIOD ENDED:                            (Unaudited)           1998           1997           1996          1995           1994
                                       --------------       ---------      ---------      ---------      ---------      --------
Per-share data
Net asset value, beginning of period        $   32.51       $   38.50      $   31.99      $   29.38      $   22.05      $   23.51
                                            ---------       ---------      ---------      ---------      ---------      ---------
Investment activities:
  Net investment gain/(loss)                    (0.54)          (0.49)         (0.33)         (0.09)         (0.09)         (0.08)
  Net gains or losses on investments
    and foreign currency related items
    (both realized and unrealized)               5.07           (3.11)          6.91           4.45           7.42          (0.02)
                                            ---------       ---------      ---------      ---------      ---------      ---------
      Total from investment activities           4.53           (3.60)          6.58           4.36           7.33          (0.10)
                                            ---------       ---------      ---------      ---------      ---------      ---------
Distributions:
  From net investment income                     0.00            0.00           0.00           0.00           0.00           0.00
  From realized capital gains                    0.00           (2.39)         (0.07)         (1.75)          0.00          (1.36)
                                            ---------       ---------      ---------      ---------      ---------      ---------
      Total distributions                        0.00           (2.39)         (0.07)         (1.75)          0.00          (1.36)
                                            ---------       ---------      ---------      ---------      ---------      ---------
Net asset value, end of period              $   37.04       $   32.51      $   38.50      $   31.99      $   29.38      $   22.05
                                            =========       =========      =========      =========      =========      =========
Total return                                    13.93%+         (9.75)%        20.62%         15.69%         33.24%         (0.29)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)    $ 281,084       $ 311,023      $ 457,432      $ 362,696      $ 167,225      $  64,009
    Ratio of expenses to average
      net assets                                 1.68%*@         1.62%@         1.63%@         1.70%@         1.76%          1.72%
    Ratio of net income or loss to
      average net assets                        (1.24)%*        (0.87)%        (1.01)%        (1.05)%        (1.08)%        (1.08)%
    Decrease reflected in above
      operating expense ratios due to
      waviers/reimbursements                     0.00            0.00           0.00           0.00           0.00           0.04
Portfolio turnover rate                         78.35%+         91.60%         87.03%         65.77%         84.82%         60.38%


--------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .00% for the six months ended April 30, 1999 and by .00%, .00% and .01% for the year ended October 31, 1998, 1997 and 1996, respectively. The operating expense ratios after reflecting these arrangements were 1.68% for the six months ended April 30, 1999, 1.62%, 1.63% and 1.69% for the year ended October 31, 1998, 1997 and 1996, respectively.
* Annualized.
+ Non-annualized.

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

10. Other Financial Highlights -- (cont'd)

                                                       Warburg Pincus Small Company Value Fund
                                         ----------------------------------------------------------------------
                                                                    Advisor Class
                                         ----------------------------------------------------------------------
                                           For the Six                                      December 29, 1995
                                          Months Ended     For the Year Ended October 31,    (Commencement of
                                         April 30, 1999     ----------------------------    Operations) Through
PERIOD ENDED:                              (Unaudited)           1998          1997          October 31, 1996
                                         --------------        -------        -------       -------------------
Per-share data
Net asset value, beginning of period           $ 13.30         $ 18.65        $ 14.46         $ 10.00
                                               -------         -------        -------         -------
Investment activities:
  Net investment gain/(loss)                     (0.05)          (0.40)         (0.08)          (0.02)
  Net gains or losses on investments
    and foreign currency related items
    (both realized and unrealized)               (0.05)          (3.02)          4.44            4.48
                                               -------         -------        -------         -------
      Total from investment activities           (0.10)          (3.42)          4.36            4.46
                                               -------         -------        -------         -------
Distributions:
  From net investment income                      0.00            0.00           0.00            0.00
  From realized capital gains                    (0.43)          (1.93)         (0.17)           0.00
                                               -------         -------        -------         -------
      Total distributions                        (0.43)          (1.93)         (0.17)           0.00
                                               -------         -------        -------         -------
Net asset value, end of period                 $ 12.77         $ 13.30        $ 18.65         $ 14.46
                                               =======         =======        =======         =======
Total return                                     (0.91)%+       (19.93)%        30.47%          44.60+
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)       $    52         $    53        $   255         $     5
    Ratio of expenses to average
      net assets                                  2.00%*@         1.97%@         1.89%@          1.97%*@
    Ratio of net income or loss to
      average net assets                         (1.06)%*        (0.92)%        (0.78)%         (0.52)%*
    Decrease reflected in above
      operating expense ratios due to
      waviers/reimbursements                      0.36%*          0.27%          0.00%           1.46%*
Portfolio turnover rate                          71.60%+         77.92%        105.87%          43.14%+

--------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .00% for the six months ended April 30, 1999 and by .00%, .01% and .00% for the year or period ended October 31, 1998, 1997 and 1996, respectively. The operating expense ratios after reflecting these arrangements were 2.00% for the six months ended April 30, 1999, 1.97%, 1.88% and 1.97% for the year or period ended October 31, 1998, 1997 and 1996, respectively.
+ Non-annualized.
* Annualized.

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

10. Other Financial Highlights -- (cont'd)

                                                           Warburg Pincus Post-Venture Capital Fund
                                         -------------------------------------------------------------------------------
                                                                         Advisor Class
                                         -------------------------------------------------------------------------------
                                                                                                       For the Period
                                           For the Six                                               September 29, 1995
                                          Months Ended           For the Year Ended October 31,       (Commencement of
                                         April 30, 1999     ---------------------------------------  Operations) Through
PERIOD ENDED:                              (Unaudited)           1998          1997           1996     October 31, 1996
                                         --------------        -------        -------       -------  -------------------
Net asset value, beginning of period        $   15.90       $   17.44      $   15.93      $   10.68      $   10.00
                                            ---------       ---------      ---------      ---------      ---------
Investment activities:
  Net investment gain/(loss)                     0.08           (0.01)         (0.22)         (0.05)          0.00
  Net gains or losses on investments
    and foreign currency related items
    (both realized and unrealized)               3.38           (1.53)          1.73           5.30           0.68
                                            ---------       ---------      ---------      ---------      ---------
      Total from investment activities           3.46           (1.54)          1.51           5.25           0.68
                                            ---------       ---------      ---------      ---------      ---------
Distributions:
  From net investment income                     0.00            0.00           0.00           0.00           0.00
  From realized capital gains                   (0.02)           0.00           0.00           0.00            0.0
                                            ---------       ---------      ---------      ---------      ---------
      Total distributions                       (0.02)           0.00           0.00           0.00           0.00
                                            ---------       ---------      ---------      ---------      ---------
Net asset value, end of period              $   19.34       $   15.90      $   17.44      $   15.93      $   10.88
                                            =========       =========      =========      =========      =========
Total return                                    21.80%+         (8.83)%         9.48%         49.16%          6.80%+
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)    $   1,430       $     343      $     270      $     204      $       1
    Ratio of expenses to average
      net assets                                 1.90%*@         1.90%@         1.91%@         1.90%@         2.15%*
    Ratio of net income or loss to
      average net assets                        (1.73)%*        (1.65)%        (1.52)%        (1.41)%         0.09%*
    Decrease reflected in above
      operating expense ratios due to
      waviers/reimbursements                     0.43%*          0.66%          0.70%          0.75%          9.25%*
Portfolio turnover rate                         50.50%+        111.51%        197.56%        168.46%         16.90%+

--------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .00% for the six months ended April 30, 1999 and by .00%, .01% and .00% for the year or period ended October 31, 1998, 1997 and 1996, respectively. The operating expense ratios after reflecting these arrangements were 1.90% for the six months ended April 30 1999, 1.90%, 1.90% and 1.90% for the year or period ended October 31, 1998, 1997 and 1996, respectively.
+ Non-annualized.
* Annualized.

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